Credit Risk - Schedule of Macroeconomic Assumptions for Each Five Scenarios (Details)	Dec. 31, 2023	Dec. 31, 2022
Upside One Scenario [member]
Disclosure of credit risk exposure [line items]
GDP growth, year 1	4.30%	7.50%
GDP growth, year 2	0.60%	4.40%
GDP growth, year 3	1.00%	(1.00%)
GDP growth, year 4	2.10%	0.80%
GDP growth, year 5	2.40%	2.00%
GDP growth, year 6	2.40%	2.00%
GDP growth, year 7	2.40%
GDP growth rate, five-year average	2.10%	1.20%
GDP growth rate, peak/(trough)	0.00%	6.00%
Bank of England base rate, year 1	3.50%	0.25%
Bank of England base rate, year 2	5.25%	3.50%
Bank of England base rate, year 3	4.25%	3.75%
Bank of England base rate, year 4	3.25%	3.00%
Bank of England base rate, year 5	2.75%	2.50%
Bank of England base rate, year 6	2.75%	2.25%
Bank of England base rate, year 7	2.75%
Bank of England base rate, five-year end period	2.75%	2.25%
Bank of England base rate, peak/(trough)	5.25%	3.75%
House price growth, year 1	5.00%	8.70%
House price growth, year 2	(1.70%)	7.60%
House price growth, year 3	2.00%	(8.80%)
House price growth, year 4	6.50%	(4.30%)
House price growth, year 5	5.10%	0.60%
House price growth, year 6	4.00%	4.10%
House price growth, year 7	3.60%
House price growth rate, five-year average	4.30%	(0.70%)
House price growth rate, peak/(trough)	(3.70%)	(12.80%)
Unemployment rate, year 1	3.70%	4.00%
Unemployment rate, year 2	4.30%	3.70%
Unemployment rate, year 3	4.30%	4.70%
Unemployment rate, year 4	3.70%	4.50%
Unemployment rate, year 5	3.40%	4.50%
Unemployment rate, year 6	3.00%	4.40%
Unemployment rate, year 7	3.00%
Unemployment rate, five-year end period	3.00%	4.20%
Unemployment rate, peak/(trough)	4.50%	4.70%
Base Case Scenario [Member]
Disclosure of credit risk exposure [line items]
GDP growth, year 1	4.30%	7.50%
GDP growth, year 2	0.50%	4.40%
GDP growth, year 3	0.40%	(1.30%)
GDP growth, year 4	1.30%	0.50%
GDP growth, year 5	1.50%	1.60%
GDP growth, year 6	1.40%	1.50%
GDP growth, year 7	1.40%
GDP growth rate, five-year average	1.20%	0.80%
GDP growth rate, peak/(trough)	0.00%	3.80%
Bank of England base rate, year 1	3.50%	0.25%
Bank of England base rate, year 2	5.25%	3.50%
Bank of England base rate, year 3	4.50%	4.00%
Bank of England base rate, year 4	3.50%	3.25%
Bank of England base rate, year 5	3.25%	2.75%
Bank of England base rate, year 6	3.00%	2.50%
Bank of England base rate, year 7	3.00%
Bank of England base rate, five-year end period	3.00%	2.50%
Bank of England base rate, peak/(trough)	5.25%	4.00%
House price growth, year 1	5.00%	8.70%
House price growth, year 2	(2.20%)	7.00%
House price growth, year 3	(1.00%)	(10.00%)
House price growth, year 4	2.50%	0.00%
House price growth, year 5	3.00%	2.00%
House price growth, year 6	3.00%	3.00%
House price growth, year 7	3.00%
House price growth rate, five-year average	2.00%	(0.60%)
House price growth rate, peak/(trough)	(6.50%)	(11.20%)
Unemployment rate, year 1	3.70%	4.00%
Unemployment rate, year 2	4.30%	3.80%
Unemployment rate, year 3	4.80%	4.70%
Unemployment rate, year 4	4.40%	5.10%
Unemployment rate, year 5	4.30%	4.50%
Unemployment rate, year 6	4.30%	4.30%
Unemployment rate, year 7	4.20%
Unemployment rate, five-year end period	4.20%	4.30%
Unemployment rate, peak/(trough)	4.80%	5.10%
Downside One Scenario [member]
Disclosure of credit risk exposure [line items]
GDP growth, year 1	4.30%	7.50%
GDP growth, year 2	0.50%	4.30%
GDP growth, year 3	(0.10%)	(1.90%)
GDP growth, year 4	0.20%	(0.30%)
GDP growth, year 5	0.50%	0.50%
GDP growth, year 6	0.30%	0.40%
GDP growth, year 7	0.30%
GDP growth rate, five-year average	0.30%	(0.20%)
GDP growth rate, peak/(trough)	(0.20%)	(0.80%)
Bank of England base rate, year 1	3.50%	0.25%
Bank of England base rate, year 2	5.25%	3.50%
Bank of England base rate, year 3	5.25%	3.50%
Bank of England base rate, year 4	4.00%	2.75%
Bank of England base rate, year 5	3.25%	2.50%
Bank of England base rate, year 6	3.00%	2.25%
Bank of England base rate, year 7	3.00%
Bank of England base rate, five-year end period	3.00%	2.25%
Bank of England base rate, peak/(trough)	5.75%	3.50%
House price growth, year 1	5.00%	8.70%
House price growth, year 2	(4.70%)	7.60%
House price growth, year 3	(11.70%)	(10.00%)
House price growth, year 4	3.40%	(6.70%)
House price growth, year 5	2.10%	(3.10%)
House price growth, year 6	3.00%	(0.20%)
House price growth, year 7	3.10%
House price growth rate, five-year average	(0.80%)	(3.80%)
House price growth rate, peak/(trough)	(17.50%)	(19.00%)
Unemployment rate, year 1	3.70%	4.00%
Unemployment rate, year 2	4.30%	3.70%
Unemployment rate, year 3	4.80%	5.10%
Unemployment rate, year 4	4.90%	5.40%
Unemployment rate, year 5	5.20%	5.80%
Unemployment rate, year 6	5.40%	6.10%
Unemployment rate, year 7	5.30%
Unemployment rate, five-year end period	5.30%	6.10%
Unemployment rate, peak/(trough)	5.50%	6.10%
Stubborn Inflation [Member]
Disclosure of credit risk exposure [line items]
GDP growth, year 1	4.30%	7.50%
GDP growth, year 2	0.50%	4.20%
GDP growth, year 3	(1.80%)	(2.70%)
GDP growth, year 4	(0.90%)	(0.90%)
GDP growth, year 5	0.40%	0.20%
GDP growth, year 6	0.70%	0.60%
GDP growth, year 7	0.80%
GDP growth rate, five-year average	(0.20%)	(0.50%)
GDP growth rate, peak/(trough)	(2.80%)	(2.20%)
Bank of England base rate, year 1	3.50%	0.25%
Bank of England base rate, year 2	5.25%	3.50%
Bank of England base rate, year 3	6.50%	6.00%
Bank of England base rate, year 4	5.00%	5.50%
Bank of England base rate, year 5	3.75%	3.50%
Bank of England base rate, year 6	3.00%	3.00%
Bank of England base rate, year 7	3.00%
Bank of England base rate, five-year end period	3.00%	3.00%
Bank of England base rate, peak/(trough)	6.50%	6.00%
House price growth, year 1	5.00%	8.70%
House price growth, year 2	(6.30%)	7.60%
House price growth, year 3	(18.80%)	(10.90%)
House price growth, year 4	3.60%	(8.80%)
House price growth, year 5	1.60%	(4.90%)
House price growth, year 6	1.60%	(0.60%)
House price growth, year 7	1.80%
House price growth rate, five-year average	(3.30%)	(4.70%)
House price growth rate, peak/(trough)	(25.50%)	(23.10%)
Unemployment rate, year 1	3.70%	4.00%
Unemployment rate, year 2	4.30%	3.70%
Unemployment rate, year 3	5.60%	5.50%
Unemployment rate, year 4	5.90%	5.90%
Unemployment rate, year 5	6.20%	6.40%
Unemployment rate, year 6	6.10%	6.60%
Unemployment rate, year 7	5.80%
Unemployment rate, five-year end period	5.80%	6.40%
Unemployment rate, peak/(trough)	6.20%	6.60%
Downside Two Scenario [Member]
Disclosure of credit risk exposure [line items]
GDP growth, year 1	4.30%	7.50%
GDP growth, year 2	0.30%	3.70%
GDP growth, year 3	(3.30%)	(6.40%)
GDP growth, year 4	(1.40%)	(0.70%)
GDP growth, year 5	0.60%	1.70%
GDP growth, year 6	2.20%	1.50%
GDP growth, year 7	2.60%
GDP growth rate, five-year average	0.10%	(0.60%)
GDP growth rate, peak/(trough)	(5.10%)	(3.10%)
Bank of England base rate, year 1	3.50%	0.25%
Bank of England base rate, year 2	5.25%	3.50%
Bank of England base rate, year 3	3.75%	3.75%
Bank of England base rate, year 4	2.00%	3.00%
Bank of England base rate, year 5	2.00%	2.75%
Bank of England base rate, year 6	2.50%	2.50%
Bank of England base rate, year 7	2.50%
Bank of England base rate, five-year end period	2.50%	2.50%
Bank of England base rate, peak/(trough)	5.25%	4.00%
House price growth, year 1	5.00%	8.70%
House price growth, year 2	(7.80%)	7.60%
House price growth, year 3	(25.80%)	(15.80%)
House price growth, year 4	3.60%	(14.30%)
House price growth, year 5	1.60%	(4.10%)
House price growth, year 6	1.60%	4.70%
House price growth, year 7	1.80%
House price growth rate, five-year average	(5.40%)	(4.80%)
House price growth rate, peak/(trough)	(33.00%)	(30.70%)
Unemployment rate, year 1	3.70%	4.00%
Unemployment rate, year 2	4.40%	4.40%
Unemployment rate, year 3	8.50%	8.50%
Unemployment rate, year 4	8.00%	8.00%
Unemployment rate, year 5	7.40%	7.40%
Unemployment rate, year 6	6.80%	6.80%
Unemployment rate, year 7	6.20%
Unemployment rate, five-year end period	6.20%	6.20%
Unemployment rate, peak/(trough)	8.50%	8.50%
Weighted average [member]
Disclosure of credit risk exposure [line items]
GDP growth, year 1	4.30%	7.50%
GDP growth, year 2	0.50%	4.30%
GDP growth, year 3	(0.40%)	(2.20%)
GDP growth, year 4	0.60%	0.00%
GDP growth, year 5	1.10%	1.20%
GDP growth, year 6	1.40%	1.20%
GDP growth, year 7	1.40%
GDP growth rate, five-year average		0.30%
GDP growth rate, peak/(trough)	(1.10%)	1.30%
Bank of England base rate, year 1	3.50%	0.25%
Bank of England base rate, year 2	5.25%	3.50%
Bank of England base rate, year 3	4.88%	4.29%
Bank of England base rate, year 4	3.68%	3.59%
Bank of England base rate, year 5	3.18%	2.85%
Bank of England base rate, year 6	2.93%	2.55%
Bank of England base rate, year 7	2.93%
Bank of England base rate, five-year end period		2.55%
Bank of England base rate, peak/(trough)	5.55%	4.31%
House price growth, year 1	5.00%	8.70%
House price growth, year 2	(3.80%)	7.30%
House price growth, year 3	(7.80%)	(10.70%)
House price growth, year 4	3.30%	(4.40%)
House price growth, year 5	2.70%	(0.80%)
House price growth, year 6	2.70%	2.00%
House price growth, year 7	2.70%
House price growth rate, five-year average		(2.30%)
House price growth rate, peak/(trough)	(13.80%)	(16.80%)
Unemployment rate, year 1	3.70%	4.00%
Unemployment rate, year 2	4.30%	3.80%
Unemployment rate, year 3	5.30%	5.30%
Unemployment rate, year 4	5.10%	5.60%
Unemployment rate, year 5	5.00%	5.40%
Unemployment rate, year 6	4.90%	5.30%
Unemployment rate, year 7	4.70%
Unemployment rate, five-year end period		5.20%
Unemployment rate, peak/(trough)	5.50%	5.90%